Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2018-1

Collection Period	05/01/18-05/31/18
Determination Date	6/11/2018
Distribution Date	6/15/2018

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-09.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,200,393,813.36
2.	Collections allocable to Principal		$37,692,636.99
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,054,118.15
5.	Pool Balance on the close of the last day of the related Collection Period		$1,161,647,058.22
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		75,470
7.	Initial Pool Balance		$1,356,783,926.27
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$120,931,501.77	$82,184,746.63
	b. Class A-2a Note Balance	$392,000,000.00	$392,000,000.00
	c. Class A-2b Floating Rate Note Balance	$75,000,000.00	$75,000,000.00
	d. Class A-3 Note Balance	$394,000,000.00	$394,000,000.00
	e. Class A-4 Note Balance	$112,630,000.00	$112,630,000.00
	f. Class B Note Balance	$37,990,000.00	$37,990,000.00
	g. Class C Note Balance	$34,600,000.00	$34,600,000.00
	h. Class D Note Balance	$25,780,000.00	$25,780,000.00
	i. Note Balance (sum a - h)	$1,192,931,501.77	$1,154,184,746.63
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.4350054	0.2956286
	b. Class A-2a Note Pool Factor	1.0000000	1.0000000
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	1.0000000
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.8836530	0.8549517
10.	Overcollateralization Target Amount		$7,462,311.59
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$7,462,311.59
12.	Weighted Average Coupon		7.59%
13.	Weighted Average Original Term	months	66.07
14.	Weighted Average Remaining Term	months	57.34
15.	1-Month LIBOR for the interest period ending 2/14/2018		1.91871%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 2/14/2018		2.06871%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$7,562,476.42
	b. Liquidation Proceeds allocable to Finance Charge		$631.44
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$7,563,107.86
18.	Principal:
	a. Collections allocable to Principal		$37,692,636.99
	b. Liquidation Proceeds allocable to Principal		$470,877.82
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$38,163,514.81
19.	Total Finance Charge and Principal Collections (17d + 18d)		$45,726,622.67
20.	Interest Income from Collection Account		$55,063.84
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$45,781,686.51

Available Funds
23.	Available Collections	$45,781,686.51
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$45,781,686.51
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$1,000,328.18
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,000,328.18
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$177,030.28
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$177,030.28
	e. Class A-2a Monthly Interest	$728,466.67
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$728,466.67
	i. Class A-2b Monthly Interest	$133,604.19
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$133,604.19
	m. Class A-3 Monthly Interest	$814,266.67
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	814,266.67
	q. Class A-4 Monthly Interest	$247,786.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$247,786.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$89,593.08
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$89,593.08
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$85,058.33
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$85,058.33
34.	Tertiary Principal Distributable Amount	$5,504,443.55
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$72,398.83
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$72,398.83

36.	Quaternary Principal Distributable Amount	$25,780,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$34,632,975.78
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$7,462,311.59
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$7,563,107.86
	b. Total Daily Deposits of Principal Collections	$38,163,514.81
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$55,063.84
	e. Total Deposits to Collection Account (sum a - d)	$45,781,686.51
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,000,328.18
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$41,094,959.19
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,686,399.14
	f. Total Withdrawals from Collection Account (sum a - e)	$45,781,686.51
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$177,030.28
	b. Class A-2a Interest Distribution	$728,466.67
	c. Class A-2b Interest Distribution	$133,604.19
	d. Class A-3 Interest Distribution	$814,266.67
	e. Class A-4 Interest Distribution	$247,786.00
	f. Class B Interest Distribution	$89,593.08
	g. Class C Interest Distribution	$85,058.33
	h. Class D Interest Distribution	$72,398.83
	i. Class A-1 Principal Distribution	$38,746,755.14
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$41,094,959.19
46.	Withdrawals
	a. Class A-1 Distribution	$38,923,785.42
	b. Class A-2a Distribution	$728,466.67
	c. Class A-2b Distribution	$133,604.19
	d. Class A-3 Distribution	$814,266.67
	e. Class A-4 Distribution	$247,786.00
	f. Class B Distribution	$89,593.08
	g. Class C Distribution	$85,058.33
	h. Class D Distribution	$72,398.83
	i. Total Withdrawals from Note Payment Account (sum a - h)	$41,094,959.19

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections		$3,686,399.14
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution		$3,686,399.14
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)		$3,391,959.82
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)		$3,391,959.82
51.	Investment Earnings		$4,745.55
52.	Reserve Account Draw Amount		$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)		$3,396,705.37
54.	Deposit from Available Funds (Ln 44d)		$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist		$4,745.55
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)		$3,391,959.82
58.	Reserve Account Deficiency (Ln50 - Ln57)		$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
60.	Amount to be paid to Servicer from the Collection Account		$1,000,328.18
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$41,094,959.19
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$3,686,399.14
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists		$4,745.55
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$38,923,785.42
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account		$728,466.67
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account		$133,604.19
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$814,266.67
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$247,786.00
70.	Amount to be paid to Class B Noteholders from the Note Payment Account		$89,593.08
71.	Amount to be paid to Class C Noteholders from the Note Payment Account		$85,058.33
72.	Amount to be paid to Class D Noteholders from the Note Payment Account		$72,398.83
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections		$3,686,399.14

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	819	$12,182,601.90
	b. 61 to 90 days past due	276	$4,328,686.54
	c. 91 to 120 days past due	96	$1,456,265.16
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,191	$17,967,553.60
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		1.5467%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	62	$1,054,118.15
77.	Recoveries	66	$471,509.26
78.	Net Losses (Ln 76 - Ln 77)		$582,608.89
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0485%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	147	$2,588,271.77
81.	Recoveries	106	$1,109,238.79
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$1,479,032.98
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.1090%
84.	Average Net Loss on Defaulted Receivables		$10,061.45

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,308,172,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on June 11, 2018.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer